SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Deferred Income
Deferred, revenue beginning	$ 86,681	$ 107,674
Revenue recognized	(3,633)	(21,852)
Unearned revenues received	19,159	1,744
Foreign exchange	(1,822)	(885)
Deferred income gross	100,385	86,681
Current portion	37,221	18,542
Long term portion	63,164	68,139
Deferred Income net	$ 100,385	$ 86,681